UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2000

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

    JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          AUGUST 10, 2000


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        62
FORM 13F INFORMATION VALUE TOTAL:              $305573

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   3136     70374   Sole		     70374
Agilent Tech	Common	00846U101   2504     33946   Sole		     33946
Am. Diver. Gp.	Common	02541M107     10     55000   Sole		     55000
Am. Home Prod.  Common	026609107   1818     30943   Sole	             30943
Am. Intl. Gr	Common	026874107   1948     16580   Sole                    16580
Automatic Data 	Common	053015103   7740    144505   Sole                   144505
Bellsouth	Common	079860102    360      8444   Sole                     8444
Berkshire Hath	Common	084670991  25394       472   Sole                      472
Berkshire Hath	Common	084670207   2193      1246   Sole                     1246
BP Amoco PLC	Common	055622104    205      3630   Sole		      3630
Bristol-Myers 	Common	110122108   2416     41481   Sole                    41481
Chevron		Common	166751107    298      3510   Sole                     3510
Cisco Systems	Common	17275R102  32111    505194   Sole                   505194
Coca-Cola Co.	Common	191216100  16151    281201   Sole                   281201
CP Pokphand Co	Common	G71507100      1     40000   Sole		     40000
Emerson Elec.	Common	291011104    518      8580   Sole                     8580
Energas Res.	Common	29265E108      0     25000   Sole                    25000
ExxonMobil	Common	30231G102   7031     89571   Sole                    89571
First Data      Common	319963104   5692    114699   Sole                   114699
Freddie Mac	Common	313400301  10909    269364   Sole                   269364
General ElectricCommon	369604103  29990    565857   Sole                   565857
Gillette Co.	Common	375766102  11630    332887   Sole                   332887
Hewlett Packard	Common	428236103  11064     88599   Sole                    88599
H.J. Heinz Co.	Common	423074103   2143     48973   Sole		     48973
Home Depot	Common	437076102    307      6150   Sole		      6150
IBM		Common	459200101   1360     12416   Sole                    12416
Intel Corp.	Common	458140100  19947    149204   Sole                   149204
Intuit Inc.	Common	461202103    600     14490   Sole	             14490
Johnson & JohnsoCommon	471160104   7017     68880   Sole                    68880
Kimberly Clark	Common	534187109    344      6000   Sole		      6000
Lucent Tech.	Common	549463107   1372     23159   Sole                    23159
Medtronic	Common	585055106  15900    319200   Sole                   319200
Merck & Co.	Common	589331107   8617    112452   Sole                   112452
Microsoft	Common	594918104  18861    235757   Sole                   235757
Minn. Mining 	Common	604059105    917     11120   Sole                    11120
Motorola Inc	Common	620076109    209      7185   Sole		      7185
Mutual Risk Mgt.Common	628351108   7679    443529   Sole                   443529
National City 	Common	635405103   4471    262030   Sole                   262030
Nortel Networks Common	656569100    774     11340   Sole                    11340
Paychex Inc     Common  704326107    405      9650   Sole                     9650
PepsiCo		Common	713448108    582     13100   Sole                    13100
Pfizer Inc.	Common	717081103   5822    121288   Sole                   121288
PNC Bank Corp.	Common	693475105    265      5650   Sole                     5650
PPG Industries	Common	693506107   2043     46096   Sole                    46096
Procter & GambleCommon	742718109   1293     22581   Sole                    22581
Rockwood Hldgs	Common	774413108      0     10629   Sole                    10629
Sara Lee Corp.	Common	803111103    402     20840   Sole                    20840
SBC CommunicatioCommon	78387G103    388      8961   Sole		      8961
Target Corp.	Common	87612E106    487      8400   Sole		      8400
Texas Instr.	Common	882508104    265      3860   Sole		      3860
Transaction SystCommon  893416107  19968   1166035   Sole                  1166035
Teppco Partners L.P.	872384102    257     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    578     10000   Sole		     10000
Tyco Intl	Common	920124106    730     15400   Sole                    15400
Unitrin Inc.	Common	913275103    221      7540   Sole                     7540
Valspar Corp.	Common	920355104    503     14900   Sole                    14900
Walgreen Co.	Common	931422109   1395     43350   Sole                    43350
Walt Disney Co.	Common	254687106    763     19671   Sole                    19671
Wells Fargo	Common	949746101    566     14600   Sole                    14600
Wilmington Tr	Common	971807102    200      4690   Sole                     4690
Wm. Wrigley Jr. Common	982526105   4442     55390   Sole                    55390
WorldCom Inc.	Common	98157D106    361      7876   Sole		      7876
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